SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	Jul. 06, 2015 USD ($)
Subsequent Event [Line Items]
Proceeds from agreement	$ 1,500,000
Debt instrument, face amount	$ 1,500,000
Interest rate (as a percent)	10.00%
Maximum [Member]
Subsequent Event [Line Items]
Paid-in-kind interest rate (as a percent)	4.00%
Minimum [Member]
Subsequent Event [Line Items]
Paid-in-kind interest rate (as a percent)	2.00%